Income taxes - Effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income (loss) before provision for income taxes	$ 64,796	$ 30,796
Tax using the Company's domestic tax rate	9,719	4,620
Effect of tax rates in foreign jurisdictions	3,121	1,848
State taxes, net of federal benefit	45,125	3,581
Share-based compensation	15,383	7,883
Non-taxable partnership income		(395)
Non-deductible expenses	102,128	61,970
Other	2,775	3,139
Unrecognized deferred tax asset on current year losses	(4,325)	4,904
Total tax expense (income)	$ 173,926	$ 87,550
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax using the Company's domestic tax rate	15.00%	15.00%
Effect of tax rates in foreign jurisdictions	5.00%	6.00%
State taxes, net of federal benefit	70.00%	12.00%
Share-based compensation	24.00%	26.00%
Non-taxable partnership income		(1.00%)
Non-deductible expenses	158.00%	201.00%
Other	4.00%	10.00%
Unrecognized deferred tax asset on current year losses	(7.00%)	16.00%
Total average effective tax rate	269.00%	285.00%